Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Customers of Total Net Revenue - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended				9 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Customer A [Member]
Concentration Risk [Line Items]
Net revenue	45.00%		24.00%		29.00%		24.00%
Customer D [Member]
Concentration Risk [Line Items]
Net revenue	11.00%			[1]	20.00%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Net revenue		[1]		[1]		[1]	24.00%
Customer C [Member]
Concentration Risk [Line Items]
Net revenue		[1]	14.00%			[1]	10.00%
Customer E [Member]
Concentration Risk [Line Items]
Net revenue		[1]		[1]		[1]	11.00%

[1]	Represents less than 10%